Loans Held-for-Investment (Past Due Loans) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	$ 51,000,000		$ 51,000,000		$ 80,000,000	$ 164,000,000
Current	5,771,000,000		5,771,000,000		6,272,000,000	4,284,000,000
Net investment in commercial financing leases	5,822,000,000		5,822,000,000		6,352,000,000	4,448,000,000
90 days or greater past due, fair value option	10,000,000		10,000,000		10,000,000	5,000,000
Interest lost on nonaccrual loans	1,000,000	$ 1,000,000	1,000,000	$ 3,000,000	6,000,000	17,000,000	$ 23,000,000
90 days and still accruing	0		0		0	0
Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	36,000,000		36,000,000		63,000,000	152,000,000
Current	2,039,000,000		2,039,000,000		3,037,000,000	2,041,000,000
Net investment in commercial financing leases	2,075,000,000		2,075,000,000		3,100,000,000	2,193,000,000
Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	3,000,000		3,000,000		2,000,000	4,000,000
Current	124,000,000		124,000,000		133,000,000	145,000,000
Net investment in commercial financing leases	127,000,000		127,000,000		135,000,000	149,000,000
HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	12,000,000		12,000,000		12,000,000	8,000,000
Current	334,000,000		334,000,000		372,000,000	249,000,000
Net investment in commercial financing leases	346,000,000		346,000,000		384,000,000	257,000,000
Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		1,000,000	0
Current	32,000,000		32,000,000		30,000,000	31,000,000
Net investment in commercial financing leases	32,000,000		32,000,000		31,000,000	31,000,000
Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					78,000,000	164,000,000
Current					3,572,000,000	2,466,000,000
Net investment in commercial financing leases					3,650,000,000	2,630,000,000
Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
Current	976,000,000		976,000,000		814,000,000	620,000,000
Net investment in commercial financing leases	976,000,000		976,000,000		814,000,000	620,000,000
Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000	0
Current	615,000,000		615,000,000		550,000,000	429,000,000
Net investment in commercial financing leases	615,000,000		615,000,000		552,000,000	429,000,000
Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
Current	1,651,000,000		1,651,000,000		1,336,000,000	769,000,000
Net investment in commercial financing leases	1,651,000,000		1,651,000,000		1,336,000,000	769,000,000
Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					2,000,000	0
Current					2,700,000,000	1,818,000,000
Net investment in commercial financing leases					2,702,000,000	1,818,000,000
Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	51,000,000		51,000,000		78,000,000
Current	2,529,000,000		2,529,000,000		3,572,000,000
Net investment in commercial financing leases	2,580,000,000		2,580,000,000		3,650,000,000	2,630,000,000
Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000
Current	3,242,000,000		3,242,000,000		2,700,000,000
Net investment in commercial financing leases	3,242,000,000		3,242,000,000		2,702,000,000	1,818,000,000
30-59 Days Past Due
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	5,000,000		5,000,000		10,000,000	34,000,000
30-59 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	3,000,000		3,000,000		7,000,000	29,000,000
30-59 Days Past Due | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	1,000,000
30-59 Days Past Due | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		2,000,000	4,000,000
30-59 Days Past Due | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		1,000,000	0
30-59 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					10,000,000	34,000,000
30-59 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					0	0
30-59 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	5,000,000		5,000,000		10,000,000
30-59 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0
60-89 Days Past Due
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		4,000,000	10,000,000
60-89 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		3,000,000	8,000,000
60-89 Days Past Due | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	1,000,000
60-89 Days Past Due | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		1,000,000	1,000,000
60-89 Days Past Due | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					4,000,000	10,000,000
60-89 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					0	0
60-89 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		4,000,000
60-89 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0
90 Days or Greater Past Due (1)
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	44,000,000		44,000,000		66,000,000	120,000,000
90 Days or Greater Past Due (1) | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	32,000,000		32,000,000		53,000,000	115,000,000
90 Days or Greater Past Due (1) | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	3,000,000		3,000,000		2,000,000	2,000,000
90 Days or Greater Past Due (1) | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	9,000,000		9,000,000		9,000,000	3,000,000
90 Days or Greater Past Due (1) | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					64,000,000	120,000,000
90 Days or Greater Past Due (1) | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000	0
90 Days or Greater Past Due (1) | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					2,000,000	$ 0
90 Days or Greater Past Due (1) | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	44,000,000		44,000,000		64,000,000
90 Days or Greater Past Due (1) | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	$ 0		$ 0		$ 2,000,000